Intangible assets and goodwill	12 Months Ended
Jun. 30, 2021
Intangible assets and goodwill.
Intangible assets and goodwill

14.    Intangible assets and goodwill

Mytheresa Group’s intangible assets and goodwill consist of the following:

	As of June 30,
(in € thousands)	2020	2021
Intangible assets with finite life
Software and license	489	1,134
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	154,966	155,611

Intangible assets with a finite useful life

Mytheresa Group has intangible assets with a finite useful life, consisting of licenses and software. Amortization expense of the intangible assets is entirely classified within depreciation and amortization in the consolidated statements of profit and comprehensive income.

The following table presents the changes in Mytheresa Group’s finite-lived intangible assets during fiscal 2020 and fiscal 2021:

	Year ended June 30,
(in € thousands)	2020	2021
Cost
Beginning of fiscal year	3,146	3,366
Additions	220	1,038
End of fiscal year	3,366	4,404

Accumulated depreciation and impairment
Beginning of fiscal year	2,415	2,877
Amortization charge of the year	462	393
End of fiscal year	2,877	3,270
Carrying amount at end of year	489	1,134

Indefinite-lived intangible assets

Mytheresa Group’s MYTHERESA and mytheresa.com trademarks represent an indefinite-lived intangible asset. Mytheresa Group assessed the trademarks for potential impairment during the fourth quarters of each fiscal year, determining that no impairments had occurred.

When assessing the trademarks for potential impairment, the fair value of the trademarks was determined using the relief from royalty income approach. Under this approach, management estimated future cash flows based on projected revenue growth, an assumed royalty rate and discount rate. Revenue growth is estimated based on internal projections considering Mytheresa Group’s past performance and forecasted growth. The discount rate and royalty rate are based on market participant assumptions.

	Fiscal Year
(in € thousands)	2020	2021
Discount rate	7.1%	11.7%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill

MGG acquired 100% of the outstanding shares of mytheresa.com GmbH on October 9, 2014 and Theresa Warenvertrieb GmbH on October 31, 2014. The goodwill resulting from this acquisition is attributable to Mytheresa Group’s online operations and retail store and is not deductible for tax purposes. There were no acquisitions in the periods presented.

Goodwill has been allocated to Mytheresa Group’s two identified CGUs, the online operations and the retail store. Mytheresa Group allocates €137,933 thousand and €959 thousand of goodwill to online operations and the retail store, respectively, which remained unchanged for all periods presented.

The recoverable amounts of the CGUs are determined based on each respective CGU’s value in use. The present value of the future cash flows expected to be derived from an asset or CGU based on the value in use (VIU) approach. The key assumptions for determining the value in use are the discount rates, growth rates and expected changes to selling prices and direct costs during the period. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGU’s. The growth rates are based on industry growth forecasts.

Mytheresa Group prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five years. The assumed terminal growth rates and discount rates applied in Mytheresa Group’s goodwill impairment assessments were as follows:

	Fiscal Year
(in € thousands)	2020	2021
Online
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	9.2%	15.5%
Retail store
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	8.7%	10.8%

This terminal growth rates applied in the impairment assessments do not exceed the average long-term growth rate for either the online operations or retail store CGUs.

This pre-tax discount rate is based on the capital structure of the respective relevant peer group on average over the last two years. The increase in the pre-tax discount rate is due to a general update of the peer group. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography, and diversity of products and services.

Mytheresa Group has not incurred any impairment losses related to goodwill or its intangible assets .